INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories

	December 31,
	2012	2013

Raw materials	$1,779	$2,164
Work in progress	2,220	1,634
Finished products	4,536	4,554

	$8,535	$8,352